UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	July 12, 2007

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total:	$96,558

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      890    10255 SH       SOLE                    10255
ABBOTT LABORATORIES            COM              002824100     2649    49466 SH       SOLE                    49466
ALLTEL CORP                    COM              020039103     1367    20239 SH       SOLE                    20239
AMERICAN INTERNATIONAL GROUP   COM              026874107     3232    46148 SH       SOLE                    46148
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103     2346    44975 SH       SOLE                    44975
AT&T INC                       COM              00206r102      246     5926 SH       SOLE                     5926
BANK OF AMERICA CORP           COM              060505104      478     9769 SH       SOLE                     9769
CHEVRONTEXACO CORPORATION      COM              166751107      444     5268 SH       SOLE                     5268
CISCO SYSTEMS INC              COM              17275R102     2603    93475 SH       SOLE                    93475
CITIGROUP                      COM              172967101      581    11327 SH       SOLE                    11327
CULLEN FROST BANKERS           COM              229899109     2953    55235 SH       SOLE                    55235
CVS CORP.                      COM              126650100     2770    76000 SH       SOLE                    76000
DISNEY WALT HOLDING CO         COM              254687106     3081    90258 SH       SOLE                    90258
DRS TECHNOLOGIES, INC.         COM              23330x100     3461    60425 SH       SOLE                    60425
EMC CORP MASS                  COM              268648102     1963   108450 SH       SOLE                   108450
EXXON MOBIL CORP               COM              302290101      879    10474 SH       SOLE                    10474
FANNIE MAE                     COM              313586109     1587    24285 SH       SOLE                    24285
FOREST OIL CORPORATION         COM              346091606     3505    82950 SH       SOLE                    82950
GENERAL ELECTRIC CO            COM              369604103     4145   108285 SH       SOLE                   108285
HOME DEPOT                     COM              437076102     2779    70610 SH       SOLE                    70610
HUNT J B TRANSPORT SERVICES    COM              445658107      283     9650 SH       SOLE                     9650
ILLINOIS TOOL WORKS INC        COM              452308109     2768    51085 SH       SOLE                    51085
INTEL CORP                     COM              458140100     2809   118339 SH       SOLE                   118339
INTERNATIONAL BUSINESS MACHINE COM              459200101      932     8858 SH       SOLE                     8858
JACOBS ENGINEERING GROUP, INC. COM              469814107     2292    39850 SH       SOLE                    39850
JOHNSON CONTROLS               COM              478366107     3785    32690 SH       SOLE                    32690
KIMBERLY CLARK CORP            COM              494368103     1141    17060 SH       SOLE                    17060
LONE STAR LIQUIDATING TRUST    COM              54229r102        2  1222357 SH       SOLE                  1222357
MEDTRONIC, INC.                COM              585055106     3238    62440 SH       SOLE                    62440
MICROSOFT CORP                 COM              594918104     2764    93789 SH       SOLE                    93789
NIKE, INC. CLASS B             COM              654106103     3238    55550 SH       SOLE                    55550
NMC, INC.                      COM              629196106        1   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      493     7600 SH       SOLE                     7600
PFIZER INC                     COM              717081103     1118    43736 SH       SOLE                    43736
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3298    78910 SH       SOLE                    78910
PROCTER & GAMBLE CO            COM              742718109      241     3940 SH       SOLE                     3940
REGIONS FINANCIAL CORPORATION  COM              7591EP100     1349    40741 SH       SOLE                    40741
S&P 500 INDEX DEPOSITORY RECEI COM              78462F103      409     2716 SH       SOLE                     2716
SCHERING PLOUGH CORP           COM              806605101     1965    64545 SH       SOLE                    64545
TARGET STORES                  COM              87612E106     3259    51235 SH       SOLE                    51235
THE CHARLES SCHWAB CORP        COM              808513105     2031    98987 SH       SOLE                    98987
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3363    65025 SH       SOLE                    65025
UNITEDHEALTH GROUP, INC.       COM              91324P102     2851    55750 SH       SOLE                    55750
WAL MART STORES INC            COM              931142103     4051    84206 SH       SOLE                    84206
WRIGHT MEDICAL GROUP INC       COM              98235t107     3074   127465 SH       SOLE                   127465
XTO ENERGY, INC.               COM              98385X106     1856    30875 SH       SOLE                    30875
VANGUARD 500 INDEX FUND - ADMI                                 990 7150.6390SH       SOLE                7150.6390
VANGUARD INSTL INDEX-INST PL                    922040209      999 7268.6440SH       SOLE                7268.6440